Member's Interest (Schedule Of Unvested Options) (Detail) - 12 months ended Dec. 31, 2014 - $ / shares shares in Thousands	Total
iHM [Member]
Unvested, Options	1,086
Granted	0
Vested	(140)
Forfeited	(125)
Unvested, Options	821
Unvested, Weighted Average Grant Date Fair Value	$ 10.74
Granted	0
Vested	2.32
Forfeited	2.16
Unvested, Weighted Average Grant Date Fair Value	$ 13.61
CCOH [Member]
Unvested, Options	2,645
Granted	627
Vested	(1,091)
Forfeited	(628)
Unvested, Options	1,553
Unvested, Weighted Average Grant Date Fair Value	$ 5.21
Granted	4.69
Vested	5.59
Forfeited	4.74
Unvested, Weighted Average Grant Date Fair Value	$ 4.92